Schedule of Notes Payable (Details) - USD ($)		Apr. 02, 2019	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 15, 2017
Short-Term Debt [Line Items]
Total notes payable			$ 1,008,120		$ 874,728		$ 2,106,996		$ 900,000
Less: current portion			(1,008,120)		(874,728)		(1,185,273)
Long-term notes payable							921,723
Note Payable Two [Member]
Short-Term Debt [Line Items]
Total notes payable			891,260	[1]	750,000	[1],[2]	750,000	[2]
Note Payable Three [Member]
Short-Term Debt [Line Items]
Total notes payable			$ 116,860		124,728	[3]	234,431	[3]
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date, description		beginning May 1, 2019 until March 31, 2020
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member] | Second Payment [Member] | March 31, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate terms		the payments shall be re-amortized (15-year amortization).
Note Payable One [Member]
Short-Term Debt [Line Items]
Total notes payable	[4]						1,022,565
Note Payable Four [Member]
Short-Term Debt [Line Items]
Total notes payable	[5]						$ 100,000

[1]	On April 1, 2019, the Company executed a promissory note for $250,000 with John T. Jacobs and Teresa D. Jacobs. The note accrues interest at 6.5% per annum, payable in regular monthly installments of $2,178, due on or before the same day of each month beginning May 1, 2019 until March 31, 2020 at which time a principal reduction of $50,000 shall be due, the payments shall be re-amortized (15-year amortization). On or before March 31, 2021, a second principal reduction of $50,000 shall be due, the payments shall be re-amortized (15-year amortization). Payments shall continue to be paid until March 31, 2022, at which time the entire sum of principal and accrued interest shall be due and payable. As of June 30, 2022, $116,860 principal remains due.
[2]	On January 17, 2019, the Company executed a promissory note for $
[3]	On January 17, 2019, the Company executed a short-term promissory note for $150,000 with Let’s Roll Holdings, LLC, and entity controlled by the Company’s Chief Cultivation Officer and a director. The note accrues interest at 9.0% per annum and is due on January 16, 2020. Principal payments in the amount of $50,000 were made during the year ended December 31, 2019. As of December 31, 2021, the note was paid in full
[4]	On September 21, 2018, the Company, through its wholly-owned subsidiary Prescott Management, LLC, entered into a contract to purchase an approximately 10,000 square foot office building located at 1300 South Jones Boulevard, Las Vegas, Nevada 89146 for $1,500,000, subject to seller financing in the amount of $1,100,000, amortizing over 30 years at an interest rate of 6.5% per annum with monthly installments of $6,952.75 beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019. Upon the one-year anniversary of the note, a principal reduction payment of $50,000 is due, and provided that the monthly payments and the principal reduction payment have been made, the payments will be recalculated and re-amortized on the same terms with a new scheduled monthly payment of $6,559 beginning on November 1, 2019 and continuing until October 31, 2023, at which time the entire sum of principal in the amount of $986,438, plus any accrued interest, is due and payable. The Company closed the purchase on October 18, 2018. On December 12, 2020, the Company entered into a sales contract with Helping Hands Support, Inc. for the sale of the Company’s commercial building. On January 12, 2021, the Company completed the sale of its commercial building for $1,627,500. As of December 31, 2021, the note was paid in full.
[5]	On April 1, 2019, the Company executed a promissory note for $250,000 with John T. Jacobs and Teresa D. Jacobs. The note accrues interest at 6.5% per annum, payable in regular monthly installments of $2,178, due on or before the same day of each month beginning May 1, 2019 until March 31, 2020 at which time a principal reduction of $50,000 shall be due, the payments shall be re-amortized (15-year amortization). On or before March 31, 2021, a second principal reduction of $50,000 shall be due, the payments shall be re-amortized (15-year amortization). Payments shall continue to be paid until March 31, 2022, at which time the entire sum of principal and accrued interest shall be due and payable. As of December 31, 2021, $124,728 principal and $1,318 interest remain due.